Financial assets and liabilities - Maturity profile of the Business' borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities
Gross lease liabilities	$ 444	$ 494
Total borrowings	3,933	3,762
Deferred debt issue costs	(31)	(28)
Net borrowings	3,902	3,734
Within one year or on demand
Financial liabilities
Gross lease liabilities	110	99
Total borrowings	105	94
Total borrowings	270	244
Derivative financial instruments	32	32
Trade payables	1,170	1,240
Between one and three years
Financial liabilities
Total borrowings	755	175
Total borrowings	1,049	458
Derivative financial instruments	20	41
Between three and five years
Financial liabilities
Total borrowings	3,017	1,791
Total borrowings	3,181	1,994
Derivative financial instruments	1	11
Greater than five years
Financial liabilities
Gross lease liabilities	66	110
Total borrowings	56	1,702
Total borrowings	67	1,761
Later than one year and not later than five years
Financial liabilities
Gross lease liabilities	268	285
Between One And Three years and between three and fives years [member] | Senior Secured Notes and Senior Notes
Financial liabilities
Total borrowings	$ 3,517	$ 3,300